Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Components of Comprehensive Income (Loss), Gross and Net Of Tax

The components of comprehensive income (loss), both gross and net of tax, are presented for the periods below:

	Three months ended September 30,
	2013			2012
	Gross	Tax Benefit (Expense)	Net	Gross	Tax Benefit (Expense)	Net
	(In thousands)
Net income	$45,334	(16,053)	29,281	40,425	(15,936)	24,489
Other comprehensive income (loss):
Change in funded status of retirement obligations	239	(98)	141	121	(49)	72
Unrealized gain (loss) on securities available-for-sale	185	(33)	152	4,865	(1,916)	2,949
Accretion of loss on securities reclassified to held-to-maturity	849	(347)	502	—	—	—
Reclassification adjustment for gains included in net income	—	—	—	139	(57)	82
Other-than-temporary impairment accretion on debt securities	1,084	(443)	641	369	(151)	218

Total other comprehensive income (loss)	2,357	(921)	1,436	5,494	(2,173)	3,321

Total comprehensive income (loss)	$47,691	(16,974)	30,717	45,919	(18,109)	27,810

	Nine months ended September 30,
	2013			2012
	Gross	Tax Benefit (Expense)	Net	Gross	Tax Benefit (Expense)	Net
	(In thousands)
Net income	$131,190	(46,666)	84,524	109,320	(41,924)	67,396
Other comprehensive income (loss):
Change in funded status of retirement obligations	717	(293)	424	363	(148)	215
Unrealized (loss) gain on securities available-for-sale	(18,051)	7,437	(10,614)	11,660	(4,462)	7,198
Net loss on securities reclassified from available-for-sale to held-to-maturity	(12,243)	5,001	(7,242)	—	—	—
Accretion of loss on securities reclassified to held-to-maturity	849	(347)	502	—	—	—
Reclassification adjustment for gains included in net income	(684)	279	(405)	176	(72)	104
Other-than-temporary impairment accretion on debt securities	1,745	(713)	1,032	1,108	(453)	655

Total other comprehensive income (loss)	(27,667)	11,364	(16,303)	13,307	(5,135)	8,172

Total comprehensive income (loss)	$103,523	(35,302)	68,221	122,627	(47,059)	75,568

The components of comprehensive income, both gross and net of tax, are as follows:

	Year ended December 31, 2012			Year ended December 31, 2011			Year ended December 31, 2010
	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Net income	$144,850	(56,083)	88,767	125,167	(46,281)	78,886	98,622	(36,603)	62,019
Other comprehensive income:
Change in funded status of retirement obligations	(4,267)	1,707	(2,560)	(2,859)	1,144	(1,715)	1,430	(573)	857
Unrealized gain on securities available-for-sale	7,973	(2,893)	5,080	16,188	(6,686)	9,502	673	(254)	419
Reclassification adjustment for losses included in net income	177	(72)	105	(1,168)	477	(691)	(4)	(11)	(15)
Other-than-temporary impairment accretion on debt securities	1,478	(604)	874	3,338	(1,364)	1,974	1,631	(666)	965

Total other comprehensive income	5,361	(1,862)	3,499	15,499	(6,429)	9,070	3,730	(1,504)	2,226

Total comprehensive income	$150,211	(57,945)	92,266	140,666	(52,710)	87,956	102,352	(38,107)	64,245

Component of Accumulated Other Comprehensive Loss

The following table presents the after-tax changes in the balances of each component of accumulated other comprehensive loss for the nine months ended September 30, 2013 and 2012:

	Change in funded status of retirement obligations	Unrealized gain on securities available-for-sale	Reclassification adjustment for losses included in net income	Other-than- temporary impairment accretion on debt securities	Loss on Securities reclassified to held-to- maturity	Total accumulated other comprehensive loss
Balance - December 31, 2012	$(5,879)	15,718	(586)	(16,860)	—	(7,607)
Net change	424	(10,614)	(405)	1,032	(6,740)	(16,303)

Balance - September 30, 2013	$(5,455)	5,104	(991)	(15,828)	(6,740)	(23,910)

Balance - December 31, 2011	$(3,319)	10,638	(691)	(17,734)	—	(11,106)
Net change	215	7,198	104	655	—	8,172

Balance -September 30, 2012	$(3,104)	17,836	(587)	(17,079)	—	(2,934)

The following table sets for information about amounts reclassified from accumulated other comprehensive loss to the consolidated statement of income and the affected line item in the statement where net income is presented.

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(In thousands)
Reclassification adjustment for gains included in net income
Gain on security transactions	$—	(684)
Change in funded status of retirement obligations (1)
Compensation and fringe benefits:
Amortization of net obligation or asset	8	25
Amortization of prior service cost	37	110
Amortization of net gain	194	583

Compensation and fringe benefits	239	718
Total before tax	239	34

Income (tax) benefit	(98)	(14)

Net of tax	$141	20

(1)	These accumulated other comprehensive loss components are included in the computations of net periodic cost for our defined benefit plans and other post-retirement benefit plan. See Note 9 for additional details.

The following table presents the after-tax changes in the balances of each component of accumulated other comprehensive loss for the years ended December 31, 2012 and 2011:

	Change in funded status of retirement obligations	Unrealized gain on securities available-for-sale	Reclassification adjustment for losses included in net income	Other-than- temporary impairment accretion on debt securities	Total accumulated other comprehensive loss
Balance - December 31, 2011	$(3,319)	10,638	(691)	(17,734)	(11,106)
Net change	(2,560)	5,080	105	874	3,499

Balance - December 31, 2012	$(5,879)	15,718	(586)	(16,860)	(7,607)

Balance - December 31, 2010	$(1,604)	1,136	—	(19,708)	(20,176)
Net change	(1,715)	9,502	(691)	1,974	9,070

Balance - December 31, 2011	$(3,319)	10,638	(691)	(17,734)	(11,106)